Metropolitan Series Fund, Inc.

501 Boylston Street

Boston, Massachusetts 02116

April 26, 2012

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Metropolitan Series Fund, Inc. (Registration Nos. 002-80751 and 811-03618) – Post-Effective Amendment No. 62 under the Securities Act of 1933, as amended (the “Securities Act”), and Post-Effective Amendment No. 64 under the Investment Company Act of 1940, as amended (the “1940 Act”), (the “Amendment”) to the Registration Statement of Metropolitan Series Fund, Inc. (the “Company”) on Form N-1A

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Company pursuant to (1) the Securities Act and Rule 485(b) thereunder, (2) the 1940 Act, (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 62 to the Company’s Registration Statement under the Securities Act and Amendment No. 64 to the Corporation’s Registration Statement under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment does not contain disclosures that would render it ineligible to become effective pursuant to subparagraph (b) of Rule 485 under the Securities Act. Pursuant to the provisions of Rule 485(b) under the Securities Act, it is intended that the Amendment become effective on April 30, 2012.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at 617-578-4036.

Sincerely yours,

/s/ Michael P. Lawlor

Michael P. Lawlor